Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2021
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Basis of Preparation
Basis of Preparation
The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.” Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2020 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board, and as adopted by the European Union.
The accounting policies applied are consistent with those of the previous financial year. A description of our accounting policies is provided in the Accounting Policies section of the audited consolidated financial statements as of and for the year ended December 31, 2020. In addition, the accounting policies for inventories, applied for the first time in this reporting period, are described below.
The preparation of financial statements in conformity

with IFRS requires the use of certain significant accounting estimates and requires management to exercise its judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 3.

Inventories	Inventories
Inventories comprise raw materials, work in progress and finished goods. Work in progress and finished goods comprise service expenses incurred at Contract Manufacturing Organizations, raw materials consumed, incremental storage and transportation, other direct materials, and a proportion of manufacturing overheads based on normal operation capacity.
Inventories are measured at the lower of cost incurred in bringing it to its present location and condition, and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Production processes are complex, where actual yields and consumptions are sensitive to a wide variety of manufacturing conditions. Work in progress and finished goods are measured under a standard cost method that takes into account normal levels of consumption, yields, labor, efficiency and capacity utilization. Standard cost variances are reviewed regularly and adjusted to ensure inventories approximate actual costs of production.
If net realizable value is lower than cost, a write-down is recognized as the excess amount by which cost exceeds net realizable value, as part of cost of sales when incurred. The amount of reversal of write-down of inventories arising from an increase in net realizable value is recognized as a reduction in cost of sales in the period in which the reversal occurs.
Manufacturing of
pre-launch
inventories are initiated for late-stage product candidates where manufacturing costs are recognized as inventories. However, since pre-launch
inventories are not realizable prior to obtaining marketing approval, pre-launch
inventories are immediately written down to zero through research and development costs. If marketing approval is obtained, prior write-downs of pre-launch
inventories are reversed through research and development costs so the inventories are measured
at the lower of cost and net realizable value.
When inventories are sold, the cost of inventories is recognized as part of cost of sales in the period in which the related revenue is recognized.

New and Amended IFRS Standards Adopted by the Company
New and Amended IFRS Standards Adopted by the Company
Several new amendments and interpretations became applicable for the current reporting period, but do not have an impact on the accounting policies applied by the Company.